FVM - Movements of level 3 instruments - Liabilities (Detail) - Level 3 - USD ($) $ in Billions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	$ 1.0
Balance at the end of period	0.3
Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	5.6	$ 1.7
Total gains / losses included in comprehensive income - Net gains / losses included in income	(0.8)	0.4
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.3)	0.3
Purchases	0.0	0.0
Sales	(0.2)	(0.2)
Issuances	1.7	0.8
Settlements	(1.4)	(0.4)
Transfers into Level 3	0.3	0.1
Transfers out of Level 3	(0.6)	(0.3)
Foreign currency translation	0.0	0.0
Balance at the end of period	4.4	6.6
Derivative financial instruments | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Liabilities acquired		4.5
Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	0.2	0.1
Total gains / losses included in comprehensive income - Net gains / losses included in income	(0.1)	0.0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.1	0.0
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.0	0.1
Settlements	(0.0)	(0.1)
Transfers into Level 3	0.1	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of period	0.2	0.4
Derivative financial instruments | Interest rate contracts | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Liabilities acquired		0.2
Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	3.3	1.2
Total gains / losses included in comprehensive income - Net gains / losses included in income	0.0	0.5
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	0.5
Purchases	0.0	0.0
Sales	(0.1)	(0.0)
Issuances	1.5	0.6
Settlements	(1.1)	(0.3)
Transfers into Level 3	0.2	0.0
Transfers out of Level 3	(0.5)	(0.1)
Foreign currency translation	0.0	0.0
Balance at the end of period	3.4	3.7
Derivative financial instruments | Equity / index contracts | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Liabilities acquired		1.7
Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	0.6	0.3
Total gains / losses included in comprehensive income - Net gains / losses included in income	(0.1)	0.0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.1)	0.0
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.1	0.1
Settlements	(0.2)	(0.0)
Transfers into Level 3	0.0	0.1
Transfers out of Level 3	(0.0)	(0.2)
Foreign currency translation	0.0	0.0
Balance at the end of period	0.4	0.6
Derivative financial instruments | Credit derivative contracts | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Liabilities acquired		0.3
Derivative financial instruments | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	1.0	0.0
Total gains / losses included in comprehensive income - Net gains / losses included in income	(0.6)	(0.2)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.2)	(0.2)
Purchases	0.0	0.0
Sales	(0.1)	(0.2)
Issuances	0.0	0.0
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of period	0.3	1.6
Derivative financial instruments | Loan commitments measured at FVTPL | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Liabilities acquired		2.0
Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	15.3	10.5
Total gains / losses included in comprehensive income - Net gains / losses included in income	(0.4)	0.4
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	0.4
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	3.0	2.4
Settlements	(2.9)	(2.5)
Transfers into Level 3	0.7	0.6
Transfers out of Level 3	(2.7)	(0.8)
Foreign currency translation	(0.1)	0.0
Balance at the end of period	13.0	19.1
Debt issued designated at fair value | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Liabilities acquired		8.5
Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	2.6	0.7
Total gains / losses included in comprehensive income - Net gains / losses included in income	(0.1)	0.0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	0.0
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	1.1	0.2
Settlements	(0.5)	(0.1)
Transfers into Level 3	0.4	0.0
Transfers out of Level 3	(0.1)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of period	$ 3.4	3.0
Other financial liabilities designated at fair value | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Liabilities acquired		$ 2.1